INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets and the related accumulated amortization are summarized as follows:

	As of December 31, 2014
	Gross carrying value	Accumulated amortization	Impairment	Net carrying value
	RMB	RMB	RMB	RMB
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161
Finite-lived:
Technology	113,116	(36,027)	—	77,089
Online game licenses	65,726	(14,678)	(8,304)	42,744
Customer relationship	30,739	(3,901)	—	26,838
User base	62,563	(23,750)	—	38,813
Trademark	10,432	(827)	—	9,605
Domain names	2,533	(239)	—	2,294
Non-compete agreements	1,610	(1,538)	—	72

	288,880	(80,960)	(8,304)	199,616

	As of December 31, 2015
	Gross carrying value	Accumulated amortization	Impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161	334
Finite-lived:
Technology	174,851	(89,851)	(213)	84,787	13,088
Online game licenses	62,991	(30,039)	(25,639)	7,313	1,129
Customer relationship	39,385	(13,373)	—	26,012	4,016
User base	74,811	(50,216)	—	24,595	3,797
Trademark	30,726	(5,823)	—	24,903	3,844
Domain names	3,794	(1,471)	(789)	1,534	237
Non-compete agreements	1,610	(1,610)	—	—	—
Platform	71,439	(10,715)	—	60,724	9,374

	461,768	(203,098)	(26,641)	232,029	35,819

The Group recognized an impairment loss on intangible assets of nil, RMB8,304 and RMB26,136 (US$4,035) for the years ended December 31, 2013, 2014 and 2015, respectively .

Amortization expense of intangible assets for the years ended December 31, 2013, 2014 and 2015 were RMB14,178, RMB57,066 and RMB120,521(US$18,605), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	Years ending December 31,
	RMB	US$
2016	103,924	16,043
2017	58,210	8,986
2018	34,481	5,323
2019	20,698	3,195
2020	5,980	923
Thereafter	6,575	1,015